5. Risk Management (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents		R$ 3,029,191	R$ 2,283,047	R$ 1,886,221	R$ 1,639,214
AA+(bra)
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents		2,966,080	2,222,001
AAA(bra)
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents		45,430	43,978
Other
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents	[1]	R$ 17,681	R$ 17,068

[1]	This category includes current accounts and investment funds in banks whose balances were not significant, and assessed the impact of IFRS 9, concluding that expected losses are not material.